Consolidated statement of financial position - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents		$ 672,048	$ 1,069,538
Financial Instruments:
At fair value through OCI		25,135	30,607
Securities at amortized cost, net	[1]	68,934	77,214
Loans		5,505,658	6,020,731
Less:
Allowance for expected credit losses		81,294	105,988
Unearned interest and deferred fees		4,985	7,249
Loans, net	[2]	5,419,379	5,907,494
Derivative financial instruments used for hedging - receivable		13,338	9,352
Property and equipment, net		7,420	8,549
Intangibles, net		5,425	2,909
Other assets:
Customers' liabilities under acceptances		6,369	19,387
Accrued interest receivable		30,872	44,187
Other assets		18,827	11,546
Total of other assets		56,068	75,120
Total assets		6,267,747	7,180,783
Deposits:
Noninterest-bearing - Demand		420	1,617
Interest-bearing - Demand		81,644	125,397
Time		2,846,780	2,675,838
Total deposits		2,928,844	2,802,852
Derivative financial instruments used for hedging - payable		34,943	59,686
Financial liabilities through profit or loss		0	24
Short-term borrowings and debt		1,072,723	1,470,075
Long-term borrowings and debt, net		1,138,844	1,776,738
Other liabilities:
Acceptances outstanding		6,369	19,387
Accrued interest payable		15,816	16,603
Allowance for expected credit losses on loan commitments and financial guarantees contracts		6,845	5,776
Other liabilities		20,551	18,328
Total other liabilities		49,581	60,094
Total liabilities		5,224,935	6,169,469
Stockholders' equity:
Common stock		279,980	279,980
Treasury stock		(63,248)	(69,176)
Additional paid-in capital in excess of assigned value of common stock		119,941	120,594
Capital reserves		95,210	95,210
Retained earnings		608,966	587,507
Accumulated other comprehensive income (loss)		1,963	(2,801)
Total stockholders' equity		1,042,812	1,011,314
Total liabilities and stockholders' equity		$ 6,267,747	$ 7,180,783

[1]	The carrying value of securities at amortized cost is net of the allowance for expected credit losses of $0.2 million for December 31, 2017 and $0.6 million for December 31, 2016.
[2]	The carrying value of loans at amortized cost is net of the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017; allowance for expected credit losses of $106.0 million and unearned interest and deferred fees of $7.2 million for December 31, 2016.